Risk Management Section - ING bank portfolio - Summary Forborne Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Forborne assets	€ 9,492	€ 10,094
% of total portfolio	1.30%	1.40%
Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 4,632	€ 5,081
% of total portfolio	1.70%	1.90%
Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 4,861	€ 5,012
% of total portfolio	1.10%	1.20%
Performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,385	€ 5,949
Performing [member] | Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Forborne assets	2,699	3,088
Performing [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	2,686	2,862
Non-performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets	4,107	4,145
Non-performing [member] | Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Forborne assets	1,932	1,994
Non-performing [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,175	€ 2,151